Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2018	2019
	RMB	RMB
Electronic equipment	40,800	47,922
Software	15,200	32,119
Transportation equipment	5,327	4,011
Office equipment	10,459	11,734
Leasehold improvements	44,036	63,145
Total Property and Equipment	115,822	158,931
Accumulated depreciation	(59,124)	(75,115)
Total Property and Equipment, net	56,698	83,816